Segment Information - Summary Of Acquisition Of Investment In Films And Television Programs (Detail) - LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Acquisition of investment in films and television programs and program rights	$ 1,968.6	$ 1,409.3	$ 1,979.2
Reportable Segments | Motion Picture
Acquisition of investment in films and television programs and program rights	642.3	416.6	483.6
Reportable Segments | Television Production
Acquisition of investment in films and television programs and program rights	1,024.1	712.8	1,082.0
Reportable Segments | Media Networks
Acquisition of investment in films and television programs and program rights	946.7	852.8	1,173.0
Intersegment Eliminations
Acquisition of investment in films and television programs and program rights	$ (644.5)	$ (572.9)	$ (759.4)